Intangible Assets - Schedule of Goodwill (Details) £ in Millions	Dec. 31, 2023 GBP (£)
Disclosure Of Goodwill [Line Items]
Goodwill at beginning of period	£ 1,199
Goodwill at end of period	1,199
Cost
Disclosure Of Goodwill [Line Items]
Goodwill at beginning of period	1,269
Goodwill at end of period	1,269
Accumulated impairment
Disclosure Of Goodwill [Line Items]
Goodwill at beginning of period	(70)
Goodwill at end of period	£ (70)